Schedule of Cash Flows from the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss from discontinued operations	$ (13,031)	$ (88)	$ (384,957)
Add items not affecting cash:
Depreciation and amortization	255	501	19,798
Changes in non-cash working capital balances
Prepaids and advances	0	0	3,702
Accounts payable	4,536	(21,352)	97,653
Discontinued Operations [Member]
Operating activities:
Net loss from discontinued operations	(13,031)	(88)	(384,957)
Add items not affecting cash:
Depreciation and amortization	24	10,408	30,652
Impairment of mineral properties	295	0	0
Changes in non-cash working capital balances
Prepaids and advances	7,567	2,550	3,610
Accounts payable	4,676	(2,899)	(985)
Cash generated by /(utilized in) operating activities - discontinued operations	(469)	9,970	(351,680)
Cash flows from discontinued operations	(469)	9,970	(351,680)
Cash - discontinued operations	$ 1,827	$ 15,978	$ (3,993)